INCOME TAXES - Summary of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB’s)	$ 3,244	$ 3,244	$ 3,244
Ending balance—gross unrecognized tax benefits (“UTB”s)	3,244	3,244	3,244
UTB’s as a credit in deferred taxes	(2,347)	(2,347)	(2,347)
Federal benefit of state taxes	(356)	(356)	(356)
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	$ 541	$ 541	$ 541